Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 44,399	$ 44,399		$ 86,269	$ 44,399
Prepaid expenses and other assets				7,241	8,052
Total assets				909,580	777,639	$ 712,315
Accrued expenses and other liabilities				8,986	8,288
Total liabilities				806,328	684,991
Common stock				91	91
Additional paid-in capital				40,480	40,365
Retained earnings				117,849	107,547
Unearned employee stock ownership plan shares				(1,450)	(1,643)
Treasury stock, at cost, 4,359,552 and 4,284,840 shares				(55,000)	(53,758)
Total stockholders' equity				103,252	92,648	83,147	$ 80,818
Total liabilities and stockholders' equity				909,580	777,639
Interest income	29,108	28,551	$ 28,148
Occupancy and equipment	4,429	4,442	4,304
Data processing	(1,314)	(1,263)	(1,270)
Professional services	(1,405)	(1,573)	(1,137)
Income tax expense	4,068	3,324	2,888
Net income	10,302	7,793	8,236
Deferred income tax benefit	(802)	496	1,083
Earned ESOP shares priced above original cost	145	230	206
Stock option compensation	0	1	17
Amortization of restricted stock awards	238	187	134
Amortization of unearned ESOP shares	193	193	194
Decrease (increase) in other assets	1,175	693	(1,343)
Increase (decrease) in other liabilities	670	(199)	(1,024)
Other, net	13	28	2
Net cash (used) provided by operating activities	16,942	15,201	17,809
Warrants purchased	0	0	(6,453)
Excess tax benefit from options exercised	0	0	64
Treasury stock purchased	(1,450)	0	0
Stock awards withheld for tax withholding	(60)	(45)	0
Net cash provided (used) by financing activities	119,409	51,438	(18,337)
Cash and cash equivalents, beginning of year	44,399
Cash and cash equivalents, end of year	86,269	44,399
Parent Company [Member]
Cash and cash equivalents	7,722	1,534	2,057	10,970	7,722	$ 1,534	$ 2,057
Investment in subsidiaries				91,558	84,507
Prepaid expenses and other assets				891	610
Deferred tax asset, net				14	24
Total assets				103,433	92,863
Accrued expenses and other liabilities				181	215
Total liabilities				181	215
Common stock				91	91
Additional paid-in capital				40,480	40,365
Retained earnings				117,849	107,547
Net unrealized gains on securities available for sale				1,282	46
Unearned employee stock ownership plan shares				(1,450)	(1,643)
Treasury stock, at cost, 4,359,552 and 4,284,840 shares				(55,000)	(53,758)
Total stockholders' equity				103,252	92,648
Total liabilities and stockholders' equity				$ 103,433	$ 92,863
Interest income	43	21	0
Equity income of subsidiaries	10,815	8,627	8,800
Compensation and benefits	(243)	(240)	(221)
Occupancy and equipment	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(93)	(131)	(124)
Other	(383)	(367)	(331)
Income before income tax benefit (expense)	10,103	7,874	8,088
Income tax expense	199	(81)	148
Net income	10,302	7,793	8,236
Equity income of subsidiaries	(10,815)	(8,627)	(8,800)
Deferred income tax benefit	10	71	46
Earned ESOP shares priced above original cost	145	230	206
Stock option compensation	0	1	17
Amortization of restricted stock awards	238	187	134
Amortization of unearned ESOP shares	193	193	194
Decrease (increase) in other assets	(281)	1,404	(146)
Increase (decrease) in other liabilities	(34)	(18)	(20)
Other, net	0	(1)	(1)
Net cash (used) provided by operating activities	(242)	1,233	(134)
Warrants purchased	0	0	(6,453)
Excess tax benefit from options exercised	0	0	64
Treasury stock purchased	(1,450)	0	0
Stock awards withheld for tax withholding	(60)	(45)	0
Dividends received from Bank	5,000	5,000	6,000
Net cash provided (used) by financing activities	3,490	4,955	(389)
Increase (decrease) in cash and cash equivalents	3,248	6,188	(523)
Cash and cash equivalents, beginning of year	7,722	1,534	2,057
Cash and cash equivalents, end of year	$ 10,970	$ 7,722	$ 1,534